Intangible assets, royalties and goodwill - Additional information (Q3) (Details) - USD ($)		1 Months Ended		9 Months Ended	12 Months Ended
	Jan. 13, 2020	May 31, 2019	Apr. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Jun. 24, 2020	Jun. 23, 2020	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Common stock or units, issued (in shares)				49,139,708	47,977,390			11,661,485
Warrants, exercise price (in dollars per share)						$ 4.25	$ 5.00
ABG Notes
Finite-Lived Intangible Assets [Line Items]
Face amount	$ 600,000
Long-term debt, interest rate	10.00%			10.00%
Customer relationships | Halo
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets				7 years	7 years
Trade name | Halo
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets				15 years	15 years
Licensing Agreements
Finite-Lived Intangible Assets [Line Items]
Payment of upfront fees in equity		$ 1,000,000.0	$ 1,000,000
Termination fee paid	$ 100,000
Common stock or units, issued (in shares)	72,720
Termination fee payable	$ 100,000
Fair value of warrants issued	150,000
Total cost of contract termination	1,100,000
Licensing Agreements | ABG Notes
Finite-Lived Intangible Assets [Line Items]
Notes, fair value	$ 600,000
Licensing Agreements | ABG Warrants
Finite-Lived Intangible Assets [Line Items]
Term of warrants	24 months
Warrants, exercise price (in dollars per share)	$ 5.00					$ 4.25	$ 5.00
Warrants, fair value (less than)	$ 100,000